Schedule of Investments (unaudited) June 30, 2019	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 102.9%

Equity Funds — 43.6%
BlackRock Emerging Markets Fund, Inc., Class K	572,635	$13,760,430
BlackRock Global Allocation Fund, Inc., Class K	1,490,527	28,677,747
BlackRock Technology Opportunities Fund, Institutional Class	222,296	7,438,010
iShares Core MSCI EAFE ETF	236,862	14,543,327
iShares Core S&P Total U.S. Stock Market ETF	753,161	50,183,118
iShares Edge MSCI Min Vol USA ETF (a)	247,648	15,287,311
Master Advantage Large Cap Core Portfolio	$29,651,996	29,651,996

		159,541,939

Fixed Income Funds — 56.3%
BlackRock Strategic Income Opportunities Portfolio, Class K	1,896,822	18,816,473
iShares Floating Rate Bond ETF	291,345	14,838,201
iShares MBS ETF	134,434	14,465,098
iShares U.S. Treasury Bond ETF	711,144	18,358,182
Master Total Return Portfolio	$73,412,804	73,412,804
U.S. Total Bond Index Master Portfolio	$65,741,064	65,741,064

		205,631,822

Short-Term Securities — 3.0%
SL Liquidity Series, LLC, Money Market Series, 2.55% (b)(c)	10,909,141	10,912,413

Total Affiliated Investment Companies — 102.9% (Cost: $351,081,871)		376,086,174

Liabilities in Excess of Other Assets — (2.9)%		(10,572,940)

Net Assets — 100.0%		$365,513,234

(a)	Security, or a portion of the security, is on loan.
(b)	Security was purchased with the cash collateral from loaned securities.
(c)	Annualized 7-day yield as of period end.
(d)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Advantage Emerging Markets Fund, Class K	716,355	17,113	(733,468)		—	$—	$—	$(1,275,808)	$994,955
BlackRock Emerging Markets Fund, Inc., Class K	—	584,497	(11,862)		572,635	13,760,430	—	(2,994)	707,658
BlackRock Global Allocation Fund, Inc., Class K	1,438,945	161,129	(109,547)		1,490,527	28,677,747	102,980	1,140,155	(561,896)
BlackRock Global Long/Short Credit Fund, Class K	1,373,965	60,867	(1,434,832)		—	—	427,562	363,120	(915,334)
BlackRock Liquidity Funds, T-Fund, Institutional Class	453,004	—	(453,004	)(b)	—	—	8,245	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	2,191,115	909,239	(1,203,532)		1,896,822	18,816,473	630,339	2,755	401,978
BlackRock Technology Opportunities Fund, Institutional Class	—	225,453	(3,157)		222,296	7,438,010	—	1,201	313,713
iShares 7-10 Year Treasury Bond ETF	351,378	6,422	(357,800)		—	—	254,597	(918,624)	1,720,080
iShares Core MSCI EAFE ETF	109,333	144,130	(16,601)		236,862	14,543,327	440,362	(88,921)	(374,409)
iShares Core S&P Small-Cap ETF	—	138,119	(138,119)		—	—	35,320	601,322	—
iShares Core S&P Total U.S. Stock Market ETF	784,999	201,446	(233,284)		753,161	50,183,118	656,634	3,765,054	(3,343,912)
iShares Edge MSCI Min Vol USA ETF	—	259,226	(11,578)		247,648	15,287,311	139,554	38,143	2,018,090
iShares Edge MSCI Multifactor USA ETF	451,434	17,100	(468,534)		—	—	229,182	(1,652,140)	(342,133)

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Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock 40/60 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares Edge MSCI USA Momentum Factor ETF	131,726	3,399		(135,125)		—	$—	$47,597		$153,672	$(1,997,138)
iShares Floating Rate Bond ETF	627,385	239,126		(575,166)		291,345	14,838,201	614,192		(186,777)	(41,886)
iShares Global Tech ETF	84,843	12,600		(97,443)		—	—	66,267		760,006	(518,314)
iShares J.P. Morgan USD Emerging Markets Bond ETF	225,622	5,437		(231,059)		—	—	608,114		(1,820,591)	1,824,284
iShares MBS ETF	—	136,383		(1,949)		134,434	14,465,098	69,875		91	227,923
iShares U.S. Treasury Bond ETF	—	721,392		(10,248)		711,144	18,358,182	64,242		440	528,879
Master Advantage Large Cap Core Portfolio	$29,227,367	$424,629	(c)(d)	$—		$29,651,996	29,651,996	423,174		493,906	(338,393)
Master Total Return Portfolio	$63,633,084	$9,779,720	(c)(d)	$—		$73,412,804	73,412,804	2,156,849		280,164	3,305,969
U.S. Total Bond Index Master Portfolio	$—	$65,741,064	(c)(d)	$—		$65,741,064	65,741,064	870,665		93,478	2,690,495
SL Liquidity Series, LLC, Money Market Series	24,690,566	—		(13,781,425	)(b)	10,909,141	10,912,413	15,796	(e)	2,439	—

							$376,086,174	$7,861,546		$1,750,091	$6,300,609

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net investment value purchased.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies(a)	$196,367,897	$—	$—	$196,367,897

Investments Valued at Net Asset Value (“NAV”)(b)				179,718,277

Total Investments				$376,086,174

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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